Investments	12 Months Ended
Dec. 31, 2025
Coinshares International Limited [Member]
Investments [Line Items]
Investments

9. Investments

Net gain / (loss) on investments included in Gains / (losses) from operations in the Group’s consolidated statements of operations and comprehensive income consists of the following:

●	Net realized gains related to sale or disposal of investments were $0.1 million, $2.7 million, and $1.3 million for the years ended December 31, 2025, 2024, and 2023, respectively.

●	Net unrealized (loss)/gain related to investments were $(1.7) million, $(1.7) million, and $14.7 million for the years ended December 31, 2025, 2024, and 2023, respectively.

Investments at Measurement Alternative

The following table presents investments for which the measurement alternative has been elected. These investments have been valued at cost less impairment and where applicable at observable transaction prices based on orderly transactions for the identical or similar investments of the same issuer.

		Increases (Decreases) in Carrying Value
	Carrying Value	Period to date	Cumulative
December 31, 2025	$17,868	$(891)	$13,068
December 31, 2024	$18,759	$—	$13,959
December 31, 2023	$18,759	$11,590	$13,959

During the years ended December 31, 2025 and 2024, the investees participated in certain arm’s-length transactions with unrelated market participants. Each of these transactions has provided observable inputs that the Group has considered in determining fair value at each reporting date. These cumulative market-based data points have resulted in periodic increases and decreases in the carrying value of the investment over time, consistent with changes in market conditions, investor demand, and the investee’s operating performance.